Document and Entity Information Statement	Jun. 28, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 28, 2019
Entity Registrant Name	DIAMONDBACK ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4502447
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Trading Symbol	FANG
Amendment Flag	false
Entity Central Index Key	0001539838
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false